Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0001475457
Registrant Name	GCM GROSVENOR CORE ABSOLUTE RETURN FUND I, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES